Property, Plant And Equipment - Schedule of Jointly Owned Facilities (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Jointly Owned Facilities [Line Items]
Cost	$ 2,042
Accumulated Depreciation	(888)
Net Book Value	$ 1,154
San Juan Unit 1
Jointly Owned Facilities [Line Items]
Ownership (percent)	50.00%
Cost	$ 377
Accumulated Depreciation	(251)
Net Book Value	$ 126
Four Corners Units 4 and 5
Jointly Owned Facilities [Line Items]
Ownership (percent)	7.00%
Cost	$ 234
Accumulated Depreciation	(100)
Net Book Value	$ 134
Luna Energy Facility
Jointly Owned Facilities [Line Items]
Ownership (percent)	33.30%
Cost	$ 74
Accumulated Depreciation	(1)
Net Book Value	$ 73
Gila River Common Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	50.00%
Cost	$ 105
Accumulated Depreciation	(35)
Net Book Value	$ 70
Springerville Coal Handling Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	83.00%
Cost	$ 270
Accumulated Depreciation	(117)
Net Book Value	153
Transmission Facilities
Jointly Owned Facilities [Line Items]
Cost	982
Accumulated Depreciation	(384)
Net Book Value	$ 598
Transmission Facilities | Minimum
Jointly Owned Facilities [Line Items]
Ownership (percent)	1.00%
Transmission Facilities | Maximum
Jointly Owned Facilities [Line Items]
Ownership (percent)	80.00%